Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.51%
Belgium–4.03%
Anheuser-Busch InBev S.A./N.V., ADR	337,418	$22,515,903
China–1.18%
Kweichow Moutai Co. Ltd., A Shares	25,006	6,610,182
Finland–2.31%
Kone OYJ, Class B	247,666	12,918,904
France–2.65%
LVMH Moet Hennessy Louis Vuitton SE	16,151	14,801,709
Germany–9.36%
KION Group AG	635,778	24,559,840
SAP SE	220,212	27,702,053
		52,261,893
Hong Kong–3.65%
AIA Group Ltd.	1,942,400	20,409,537
Japan–1.07%
FANUC Corp.	87,500	3,155,261
Nabtesco Corp.	114,600	2,815,817
		5,971,078
Netherlands–3.39%
Topicus.com, Inc.(a)	264,665	18,913,315
Switzerland–4.43%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	432,956	544,182
Temenos AG	347,353	24,178,307
		24,722,489
United Kingdom–10.50%
British American Tobacco PLC	710,833	24,910,953
Imperial Brands PLC	366,612	8,431,028
London Stock Exchange Group PLC	260,450	25,311,629
		58,653,610
United States–50.94%
Accenture PLC, Class A	55,784	15,943,625
Adobe, Inc.(a)	14,841	5,719,276
Alphabet, Inc., Class A(a)	231,032	23,964,949
Analog Devices, Inc.	116,804	23,036,085
Shares		Value
United States–(continued)
Aon PLC, Class A	68,045	$21,453,908
Aptiv PLC(a)	167,113	18,748,407
AutoZone, Inc.(a)	1,019	2,504,855
Becton, Dickinson and Co.	74,686	18,487,772
CDW Corp.	54,647	10,650,154
Charter Communications, Inc., Class A(a)	45,143	16,143,588
Equinix, Inc.	1,988	1,433,428
Honeywell International, Inc.	101,909	19,476,848
Microsoft Corp.	100,202	28,888,237
Roche Holding AG	51,001	14,595,843
Sabre Corp.(a)(b)	1,988,854	8,532,184
Visa, Inc., Class A(b)	127,833	28,821,228
Walt Disney Co. (The)(a)	114,308	11,445,660
Zoetis, Inc.	88,245	14,687,498
		284,533,545
Total Common Stocks & Other Equity Interests (Cost $496,939,218)		522,312,165
Money Market Funds–6.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	20,723,492	20,723,492
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	13,815,661	13,815,661
Total Money Market Funds (Cost $34,539,154)		34,539,153
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.69% (Cost $531,478,372)		556,851,318
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.61%
Invesco Private Government Fund, 4.78%(c)(d)(e)	10,332,749	10,332,749
Invesco Private Prime Fund, 4.98%(c)(d)(e)	26,569,927	26,569,927
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,909,689)		36,902,676
TOTAL INVESTMENTS IN SECURITIES—106.30% (Cost $568,388,061)		593,753,994
OTHER ASSETS LESS LIABILITIES–(6.30)%		(35,202,374)
NET ASSETS–100.00%		$558,551,620

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,435,683	$14,471,840	$(9,184,031)	$-	$-	$20,723,492	$221,114
Invesco Treasury Portfolio, Institutional Class	10,290,456	9,647,893	(6,122,688)	-	-	13,815,661	147,343
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,368,461	32,700,186	(32,735,898)	-	-	10,332,749	147,534*
Invesco Private Prime Fund	26,661,758	61,910,417	(61,987,110)	(9,574)	(5,564)	26,569,927	407,597*
Total	$62,756,358	$118,730,336	$(110,029,727)	$(9,574)	$(5,564)	$71,441,829	$923,588

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$22,515,903	$—	$—	$22,515,903
China	—	6,610,182	—	6,610,182
Finland	—	12,918,904	—	12,918,904
France	—	14,801,709	—	14,801,709
Germany	—	52,261,893	—	52,261,893
Hong Kong	—	20,409,537	—	20,409,537
Japan	—	5,971,078	—	5,971,078
Netherlands	18,913,315	—	—	18,913,315
Switzerland	544,182	24,178,307	—	24,722,489
United Kingdom	—	58,653,610	—	58,653,610
United States	269,937,702	14,595,843	—	284,533,545
Money Market Funds	34,539,153	36,902,676	—	71,441,829
Total Investments	$346,450,255	$247,303,739	$—	$593,753,994
Invesco Global Core Equity Fund